Provisions - Summary of Movement of Provisions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Movement of provision
Opening Balance	$ 30,800
Provided/(utilized) during the year	0	$ 30,800
Closing Balance	$ 30,800	$ 30,800